UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

BNY Mellon Investment Funds IV, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/23

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Floating Rate Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Floating Rate Income Fund

SEMI-ANNUAL REPORT February 28, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2022, through February 28, 2023, as provided by the fund’s primary portfolio managers, Kevin Cronk and Chris Barris of Alcentra NY, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2023, BNY Mellon Floating Rate Income Fund’s Class A shares produced a total return of 3.51%, Class C shares returned 3.12%, Class I shares returned 3.63% and Class Y shares returned 3.57%.1 The fund’s benchmark, the Credit Suisse Leveraged Loan Index (the “Index”), produced a total return of 3.33% for the same period.2

Floating-rate loan returns benefited from increased visibility on the direction of action from the U.S. Federal Reserve (the “Fed”) as inflationary pressures moderated, and the pace of interest-rate increases slowed. The fund’s performance relative to the Index proved mixed, with strong allocations and issue selection in some areas balanced by weaker positioning in others.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments should enable the fund to effectively achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a top-down overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across quality segments, industries and credits, while seeking to mitigate downside risk. Fundamental analysis is complemented by our top-down outlook, which considers market fundamentals, technicals and valuations.

Lack of Supply and Rising Interest Rates Bolster Floating-Rate Loans

The reporting period began on a negative note, as bond prices broadly retreated in September and early October 2022 in the face of high levels of inflation and sharply rising interest rates. Although U.S. inflation appeared to peak before the period began, topping at over 9% in June, it remained over 8% at the start of the period, well above the Fed’s 2% target rate. The Fed responded with its third consecutive 0.75% increase to the federal funds rate in September, while indicating that additional increases were likely, increasing concerns of a possible recession. In Europe, inflation-related worries were exacerbated by Russia’s ongoing war in Ukraine, which increased energy prices and heightened regional geopolitical instability.

The economic backdrop began improving in mid-October as inflationary pressures eased, and economic data reassured investors that a recession was not imminent. In the United States, inflation dropped steadily, falling below 7% in December. While the Fed continued to hike rates, the scale of increases eased, with a fourth 0.75% increase in November, followed by a 0.50% increase in December and a 0.25% increase in January 2023. At the same time, the U.S. economy continued to grow, bolstered by strong consumer spending, rising wages and robust levels of employment. European economies also showed surprising strength despite the war in Ukraine, with warmer-than-expected winter temperatures limiting the impact of the conflict on energy prices. Floating-rate securities produced positive returns from October through the end of the period, led by higher-quality instruments rated BB and B, while CCC rated securities lost ground. A shortage of new issuance in the market allowed secondary prices to grind higher. Floating-rate securities also benefited from rising interest rates, as the average loan coupon more than doubled from 4.17% at the end of February 2022 to 8.49% as of February 28, 2023, with further increases likely if, as expected, the Fed continues to raise rates. Although slowing economic growth caused some erosion of company fundamentals, and defaults ticked slightly higher, underlying credit conditions for high-yield and leveraged loan issuers remained generally favorable, with defaults well below historical averages.

Positive Credit Positioning and Selection Balanced by Mixed Sector Allocations

The fund outperformed the Index in terms of credit positioning, significantly reducing its exposure to lagging CCC rated issues, while increasing its exposure to higher quality BB rated loans. Relative performance also benefited from out-of-Index exposure to high-yield corporate bonds and collateralized loan obligations. Individual credit selection generally enhanced relative performance, with no exposure to defaults. Disappointing selections in health care were more than offset by strong selections in telecommunications, technology, services, entertainment and leisure. The fund further boosted returns by taking advantage of relatively wide European loan spreads in October 2022, later unwinding most of the position as the spread differential between Europe and the United States decreased.

On the other hand, sector allocations provided mixed returns. Underweight exposure to entertainment and leisure proved most positive, followed by overweight exposure to energy and gaming, and underweight exposure to technology. Conversely, underweight exposure to financials early in the period detracted from relative returns, although the fund increased its exposure to the sector as the period progressed. Underweight exposure to retail and overweight exposure to telecommunications further undermined relative performance, as did the fund’s cash balance.

The fund used derivatives to manage currency exposure during with period, with no significant impact on overall performance.

Remaining Cautious Amid Continued Uncertainty

While inflationary pressures moderated somewhat during the reporting period, as of February 28, 2023, most of the world continues to face risks associated with high inflation and interest rates, particularly among developed economies, and challenges arising from actual and potential geopolitical conflict. Volatility lingers given the ongoing uncertainties regarding the trajectory of inflation and growth, and the impact of these trends on Fed policy.

Accordingly, the fund continues to maintain a cautious posture, avoiding companies and credits we believe are overleveraged and vulnerable to default, and emphasizing issues that appear insulated from slowing economic growth. From a credit perspective, the fund holds underweight exposure to credits rated CCC and BB, and overweight exposure credits rated

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

B, while looking to selectively add exposure to lower-quality credits we believe are well positioned to survive an economic downturn. Although the fund reduced its European exposure during the period, it continues to hold some European loans offering attractive yields. Among sectors, we currently emphasize more defensive areas, such as financials, while tending to avoid cyclicals and consumer discretionary. More generally, we believe floating-rate loans remain a well-placed asset class in the prevailing environment of rising interest rates. Our large and experienced research team stands ready to identify attractive, idiosyncratic opportunities among individual credits, enabling the fund to take advantage of volatile conditions.

March 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent, deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 30, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

² Source: FactSet – The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the leveraged loan market. Investors cannot invest directly in any index.

Floating-rate loans are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults as well as aversion to CLO securities as an asset class.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets affected certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate and rate increases can cause price declines.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Floating Rate Income Fund from September 1, 2022 to February 28, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.20	$8.96	$3.94	$3.68
Ending value (after expenses)	$1,035.10	$1,031.20	$1,036.30	$1,035.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.16	$8.90	$3.91	$3.66
Ending value (after expenses)	$1,019.69	$1,015.97	$1,020.93	$1,021.17
†

Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I and .73% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.4%
Building Materials - .2%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,370,000	[b]	1,308,751
Chemicals - .1%
Kobe US Midco 2, Inc., Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[b,c]	859,500
Collateralized Loan Obligations Debt - 2.9%
Arbour VII DAC CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	8.45	3/15/2033	1,000,000	[b,d]	949,295
Ares European XII DAC CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	8.44	4/20/2032	1,450,000	[b,d]	1,383,199
Barings Euro DAC CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	9.69	11/25/2029	2,000,000	[b,d]	1,667,895
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		10.29	4/15/2031	2,900,000	[b,d]	2,459,450
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		11.51	4/20/2031	1,000,000	[b,d]	896,543
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.60%		11.41	12/19/2032	2,000,000	[b,d]	1,765,036
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, 3 Month LIBOR +6.50%		11.31	4/20/2034	1,500,000	[b,d]	1,277,957
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, 3 Month LIBOR +6.85%		11.64	1/15/2034	1,180,000	[b,d]	1,098,281
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		10.81	10/20/2031	2,000,000	[b,d]	1,743,458
KKR 26 Ltd. CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		11.94	10/15/2034	1,000,000	[b,d]	893,067
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		10.82	4/19/2030	1,000,000	[b,d]	883,923
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		10.84	4/17/2031	1,000,000	[b,d]	799,508
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	8.37	1/20/2033	1,000,000	[b,d]	944,959
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +6.70%		11.36	4/25/2035	2,000,000	[b,d]	1,713,398
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	8.29	1/17/2032	1,000,000	[b,d]	933,635

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.4% (continued)
Collateralized Loan Obligations Debt - 2.9% (continued)
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		11.85	7/20/2032	2,840,000	[b,d]	2,547,554
					21,957,158
Commercial & Professional Services - .2%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	1,000,000	[b]	921,431
APX Group, Inc., Gtd. Notes		5.75	7/15/2029	1,000,000	[b]	838,910
					1,760,341
Consumer Discretionary - .4%
NCL Finance Ltd., Gtd. Notes		6.13	3/15/2028	1,500,000	[b]	1,250,505
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	340,000	[b]	322,158
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,415,000		1,340,744
					2,913,407
Diversified Financials - .3%
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[b]	1,830,000
Energy - .9%
CQP Holdco LP, Sr. Scd. Notes		5.50	6/15/2031	2,200,000	[b]	1,933,954
CVR Energy, Inc., Gtd. Bonds		5.25	2/15/2025	2,000,000	[b]	1,922,160
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	1,500,000	[b]	1,408,245
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	1,500,000	[b]	1,224,675
					6,489,034
Health Care - .1%
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	1,000,000	[b]	834,375
Industrial - .2%
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	1,564,000	[b,c]	1,442,790
Internet Software & Services - .2%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	270,000	[b]	222,504
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	1,500,000	[b]	1,175,100
					1,397,604
Materials - .2%
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	2,000,000	[b]	1,790,246
Media - .3%
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	2,500,000		2,344,600
Real Estate - .4%
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,500,000	[b]	1,370,482
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[b]	1,884,435
					3,254,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 7.4% (continued)
Retailing - .4%
eG Global Finance PLC, Sr. Scd. Notes	EUR	3.63	2/7/2024	2,000,000	[b]	1,999,053
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	1,000,000	[b]	766,905
					2,765,958
Telecommunication Services - .3%
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	1,321,000	[b]	1,035,246
Connect Finco Sarl, Sr. Scd. Notes		6.75	10/1/2026	1,500,000	[b]	1,389,210
					2,424,456
Utilities - .3%
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	2,160,000	[b,e]	2,022,656
Total Bonds and Notes (cost $60,437,071)				55,395,793

Floating Rate Loan Interests - 88.5%
Advertising - 1.0%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		7.88	9/29/2024	2,154,258	[d]	2,155,099
CB Poly US Holdings, Inc., Initial Term Loan, 3 Month Term SOFR +5.50%		10.08	5/20/2029	2,740,957	[d]	2,679,286
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-3 Month LIBOR +3.50%		8.28	8/21/2026	3,141,106	[d]	2,981,428
					7,815,813
Aerospace & Defense - 2.2%
Dynasty Acquisition I Co., 2020 Specified Refinancing Facility Term Loan B-1, 1 Month Term SOFR +3.50%		8.22	4/8/2026	3,611,122	[d]	3,542,366
Propulsion BC Newco LLC, Initial Term Loan, 3 Month Term SOFR +4.00%		8.58	9/14/2029	3,217,132	[d]	3,195,014
Spirit AeroSystems, Inc., New Initial Term Loan, 3 Month Term SOFR +4.50%		9.18	1/15/2027	3,475,904	[d]	3,484,958
Standard Aero Ltd., 2020 Specified Refinancing Facility Term Loan B-2, 1 Month Term SOFR +3.50%		8.22	4/8/2026	2,400,174	[d]	2,354,475
TransDigm, Inc., Term Loan I, 3 Month Term SOFR +3.25%		7.82	8/10/2028	4,260,546	[d]	4,256,562
					16,833,375
Airlines - 1.5%
AAdvantage Loyalty LP, Initial Term Loan, 3 Month LIBOR +4.75%		9.56	4/20/2028	4,710,455	[d]	4,836,248

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Airlines - 1.5% (continued)
American Airlines, Inc., Seventh Amendment Extended Term Loan, 6 Month Term SOFR +3.18%		8.15	2/15/2028	2,325,000	[d]	2,267,596
Mileage Plus Holdings, Inc., Initial Term Loan, 3 Month LIBOR +5.25%		10.00	6/20/2027	4,320,000	[d]	4,505,501
					11,609,345
Automobiles & Components - 1.1%
Burgess Point Purchaser, Initial Term Loan, 1 Month Term SOFR +5.35%		9.97	7/25/2029	4,244,372	[d]	4,108,318
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	5.68	4/30/2026	4,286,297	[d]	4,425,149
					8,533,467
Banks - .6%
Ascensus Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.50%		8.25	8/2/2028	3,501,181	[d]	3,403,428
Ascensus Holdings, Inc., Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		11.31	8/2/2029	1,279,792	[d]	1,155,012
					4,558,440
Building Materials - 1.4%
Associated Asphalt Partners LLC, Tranche Term Loan B, 1 Month LIBOR +5.25%		9.88	4/5/2024	1,500,000	[d]	1,156,875
Cornerstone Building, New Term Loan B, 6 Month LIBOR +3.25%		7.84	4/12/2028	3,944,131	[d]	3,665,577
Tamko Building Products, Inc., Initial Term Loan, 3 Month LIBOR +3.00% & 3 Month Term SOFR +3.10%		7.83	5/31/2026	2,959,017	[d]	2,927,577
Watlow Electric Manufacturing, Term Loan B, 3 Month LIBOR +3.75%		8.69	3/2/2028	2,879,285	[d]	2,846,303
					10,596,332
Chemicals - 1.7%
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.75%		8.38	11/24/2027	2,183,627	[d]	2,159,061
Herens US Holdco Corp., USD Facility Term Loan B, 3 Month LIBOR +4.00%		8.73	7/3/2028	2,379,721	[d]	2,260,306
INEOS US Finance LLC, Term Loan B, 1 Month Term SOFR +3.50%		3.75	2/10/2030	2,836,676	[d]	2,819,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Chemicals - 1.7% (continued)
Natgasoline, Initial Term Loan, 1 Month LIBOR +3.50%		8.19	11/14/2025	3,413,213	[d]	3,398,298
Olympus Water US Holding Corp., Initial Dollar Term Loan, 3 Month LIBOR +3.75%		8.50	11/9/2028	2,139,769	[d]	2,102,077
					12,739,129
Commercial & Professional Services - 10.2%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.00%		8.63	8/12/2028	1,465,433	[d]	1,465,169
Albion Financing 3 Sarl, Term Loan B, 1 Month Term SOFR +5.50%		6.00	8/17/2026	2,000,000	[d]	1,942,500
Albion Financing 3 Sarl, Term Loan B, 3 Month LIBOR +5.25%		10.07	8/17/2026	1,802,519	[d]	1,748,164
Allied Universal Holdco, USD Term Loan, 1 Month Term SOFR +3.75%		8.47	5/14/2028	3,081,634	[d]	2,974,332
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.15%		9.73	12/30/2027	3,019,500	[d]	2,623,191
APX Group, Inc., Initial Term Loan, 1 Month LIBOR +3.25% & 3 Month PRIME +2.25%		8.92	7/9/2028	4,010,911	[d]	3,910,016
Avis Budget Car Rental LLC, Tranche Term Loan C, 1 Month Term SOFR +3.60%		8.22	3/16/2029	1,973,301	[d]	1,974,120
Belron Finance Ltd., Euro Third Incremental Term Loan, 3 Month EURIBOR +2.50%	EUR	5.05	4/30/2028	2,000,000	[d]	2,087,064
CHG Healthcare Services, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.25%		7.63	9/30/2028	2,984,887	[d]	2,972,231
Creative Artists Agency LLC, Term Loan, 1 Month Term SOFR +3.50%		3.50	11/16/2028	3,500,000	[d]	3,496,727
Division Holding Corp., Term Loan B, 1 Month LIBOR +4.75%		9.38	5/27/2028	3,196,717	[d]	3,092,824
Electro Rent Corp., Extended Term Loan, 3 Month Term SOFR +5.50%		10.27	11/1/2024	2,386,760	[d]	2,353,942
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	817,667	[d,f]	812,560
Element Materials Technology, USD Initial Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	1,771,611	[d]	1,760,547
Galaxy US Opco, Inc., Initial Term Loan, 1 Month Term SOFR +4.75%		5.25	5/2/2029	1,305,000	[d]	1,184,288
Indy US Holdco LLC, Term Loan B, 1 Month Term SOFR +6.00%		6.75	3/5/2028	3,408,072	[d]	3,065,850

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Commercial & Professional Services - 10.2% (continued)
Modulaire Group Holdings, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	6.70	12/31/2028	1,500,000	[d]	1,529,046
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +4.25%		9.20	9/1/2028	2,989,924	[d]	2,525,739
National Intergovernment, First Lien Initial Term Loan, 3 Month Term SOFR +3.50%		8.08	5/23/2025	3,095,044	[d]	3,070,871
Neptune Bidco US, Inc., Dollar Term Loan B, 3 Month Term SOFR +5.10%		9.74	4/11/2029	4,131,811	[d]	3,809,881
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.98	10/4/2024	1,500,000	[d]	975,728
Prime Security Services Borrower, 2021 Refinancing Term Loan B-1, 3 Month LIBOR +2.75%		6.50	9/23/2026	3,479,753	[d]	3,477,857
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.00%		8.63	7/8/2028	1,083,875	[d]	1,057,797
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1 Month Term SOFR +3.85%		8.41	2/23/2029	2,494,975	[d]	2,447,159
Spring Education Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.73	7/30/2025	3,003,112	[d]	2,960,422
The Hertz Corp., Initial Term Loan B, 1 Month LIBOR +3.25%		7.89	6/30/2028	2,767,474	[d]	2,756,238
The Hertz Corp., Initial Term Loan C, 1 Month LIBOR +3.25%		7.89	6/30/2028	529,505	[d]	527,355
Trans Union LLC, 2021 Incremental Term Loan B-6, 1 Month LIBOR +2.25%		6.88	12/1/2028	1,863,294	[d]	1,855,244
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR +4.00%		8.63	8/27/2025	6,013,988	[d]	6,019,370
Villa Dutch Bidco BV, Term Loan, 3 Month EURIBOR +5.75%	EUR	7.88	11/3/2029	1,500,000	[d]	1,473,508
WMB Holdings, Inc., USD Tranche Term Loan B, 1 Month Term SOFR +3.35%		7.97	11/3/2029	2,717,947	[d]	2,722,200
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	11/18/2028	2,000,000	[d]	2,098,212
					76,770,152
Consumer Discretionary - 5.5%
AI Aqua Merger Sub, Inc., 2022 Incremental Delayed Draw Term Loan B, 1 Month Term SOFR +3.75%		8.09	7/30/2028	296,296	[d,f]	285,742

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Consumer Discretionary - 5.5% (continued)
AI Aqua Merger Sub, Inc., 2022 Incremental Term Loan B, 1 Month Term SOFR +3.75%		6.84	7/30/2028	3,475,875	[d]	3,352,064
AP Gaming I LLC, Term Loan B, 3 Month Term SOFR +4.00%		8.73	2/15/2029	3,455,524	[d]	3,369,136
Caesars Entertainment, Inc., Term Loan B, 1 Month Term SOFR +3.35%		7.97	2/6/2030	3,497,109	[d]	3,496,864
Carnival Corp., 2021 Advance Incremental Term Loan B, 1 Month LIBOR +3.25%		7.88	10/18/2028	2,022,043	[d]	1,966,437
Carnival Corp., Senior Secured Term Loan B, 1 Month EURIBOR +3.75%	EUR	6.18	6/30/2025	1,473,552	[d]	1,539,873
Cirque Du Soleil Holding, First Lien Initial Term Loan, 1 Month LIBOR +6.00%		7.00	11/24/2025	2,000,000	[d]	2,002,080
Cirque Du Soleil Holding, Second Lien Term Loan, 3 Month LIBOR +1.00%		5.73	11/24/2027	752,775	[c,d]	753,528
Dealer Tire Financial LLC, Term Loan B-2, 1 Month Term SOFR +4.50%		9.12	12/14/2027	2,726,937	[d]	2,722,846
Everi Holdings, Inc., Term Loan B, 1 Month LIBOR +2.50%		7.13	8/3/2028	1,964,824	[d]	1,960,050
Fitness & Sports Clubs LLC, Term Loan A, 3 Month LIBOR +3.25%		3.25	4/18/2023	1,971,014	[d]	1,902,029
Flutter Financing BV, Term Loan B, 3 Month Term SOFR +3.25%		8.09	7/4/2028	1,486,312	[d]	1,488,452
Great Canadian Gaming Co., Term Loan B, 3 Month LIBOR +4.00%		8.75	11/1/2026	2,754,450	[d]	2,752,743
Recess Holdings, Inc., Second Lien Initial Term Loan, 3 Month LIBOR +7.75%		8.75	9/29/2025	690,909	[d]	684,000
Scientific Games Holdings, Term Loan B-2, 3 Month Term SOFR +3.50%		8.10	4/4/2029	5,889,877	[d]	5,800,587
Scientific Games International, Initial Term Loan B, 1 Month Term SOFR +3.10%		7.66	4/14/2029	4,414,968	[d]	4,410,244
Stars Group Holdings BV, 2021 Refinancing Euro Term Loan, 3 Month EURIBOR +2.50%	EUR	3.75	7/10/2025	1,500,000	[d]	1,576,063
Tecta America Corp., First Lien Initial Term Loan, 1 Month Term SOFR +4.25%		8.98	4/9/2028	1,532,316	[d]	1,509,975
					41,572,713

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Consumer Durables & Apparel - .4%
S&S Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	9.83	3/11/2028	3,130,000	[d]	3,006,772
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, 1 Month Term SOFR +3.50%	7.86	2/25/2029	2,430,000	[d]	2,242,975
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, 3 Month LIBOR +3.75%	8.70	12/22/2026	2,038,935	[d]	1,989,236
				4,232,211
Diversified Financials - 5.0%
Advisor Group Holdings I, Term Loan B-1, 1 Month LIBOR +4.50%	9.13	7/31/2026	4,621,090	[d]	4,622,730
Allspring Buyer LLC, Term Loan, 3 Month LIBOR +3.00%	7.75	11/1/2028	2,992,462	[d]	2,981,241
Apex Group Treasury LLC, Incremental Term Loan B, 3 Month Term SOFR +5.00%	9.66	7/27/2028	1,000,000	[d]	997,500
BHN Merger Sub, Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%	7.89	6/15/2025	3,293,507	[d]	3,238,456
BHN Merger Sub, Inc., Second Lien Term Loan, 3 Month LIBOR +7.00%	11.81	6/15/2026	1,980,000	[d]	1,714,680
Edelman Financial Center, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	8.13	4/7/2028	3,550,987	[d]	3,466,101
Edelman Financial Center, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%	11.38	7/20/2026	1,240,000	[d]	1,211,071
GT Polaris, Inc., First Amendment Term Loan, 1 Month LIBOR +3.75%	8.16	9/24/2027	3,130,000	[d]	2,987,194
Hudson River Trading LLC, Term Loan, 1 Month Term SOFR +3.11%	7.73	3/18/2028	3,588,793	[d]	3,437,221
Jane Street Group LLC, Dollar Term Loan, 1 Month LIBOR +2.75%	7.38	1/26/2028	3,989,822	[d]	3,976,436
Russell Investments US, 2025 New Term Loan, 1 Month LIBOR +3.50%	8.13	5/30/2025	5,227,384	[d]	5,158,775
Tegra118 Wealth Solution, Initial Term Loan, 1 Month Term SOFR +4.00%	8.56	2/18/2027	3,742,777	[d]	3,652,725
				37,444,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Energy - 3.1%
Brazos Delaware II LLC, Initial Term Loan, 3 Month Term SOFR +3.75%	8.32	2/1/2030	1,415,385	[d]	1,408,973
CQP Holdco LP, Initial Term Loan, 3 Month LIBOR +3.50%	8.21	6/4/2028	1,000,000	[d]	999,830
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%	8.31	12/21/2028	3,925,077	[d]	3,841,061
Oryx Midstream Holdings LLC, 2023 Incremental Term Loan, 1 Month Term SOFR +3.36%	7.93	10/5/2028	2,000,000	[d]	1,991,250
Oryx Midstream Services, Term Loan B, 1 Month Term SOFR +3.36%	7.93	10/5/2028	2,491,888	[d]	2,480,986
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +3.85%	8.45	9/27/2024	6,145,372	[d]	6,106,964
UGI Energy Services LLC, Initial Term Loan, 1 Month Term SOFR +3.25%	7.91	2/16/2030	1,500,000	[d]	1,500,938
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	10.57	6/21/2026	3,913,480	[d]	3,894,441
Whitewater Whistler Holdings LLC, Initial Term Loan, 1 Month Term SOFR +3.25%	8.01	1/25/2030	1,365,000	[d]	1,364,147
				23,588,590
Environmental Control - 1.0%
Covanta Holding Corp., Initial Term Loan B, 1 Month Term SOFR +2.50%	7.12	11/30/2028	2,319,128	[d]	2,316,229
Covanta Holding Corp., Initial Term Loan C, 1 Month Term SOFR +2.50%	7.12	11/30/2028	175,030	[d]	174,811
Northstar Group Services, Term Loan B, 1 Month Term SOFR +5.61%	10.23	11/12/2026	2,172,800	[d]	2,136,591
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR +3.25%	7.85	3/9/2028	3,229,830	[d]	2,966,824
				7,594,455
Financials - .3%
Jump Financial LLC, Term Loan, 3 Month Term SOFR +4.76%	9.34	8/6/2028	2,496,212	[d]	2,408,845
Food Products - .3%
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.50%	8.33	6/8/2028	2,268,925	[d]	2,240,563

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Health Care - 8.7%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	7.33	3/31/2026	1,500,000	[d]	1,480,592
Auris Luxembourg III SA, Facility Term Loan B-2, 3-6 Month LIBOR +3.75%		8.59	2/21/2026	4,867,678	[d]	4,484,372
Cheplapharm Arzneimittel GmbH, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	2/22/2029	2,000,000	[d]	2,062,187
Electron Bidco, Inc., Initial Term Loan, 1 Month LIBOR +3.00%		7.63	11/1/2028	1,931,717	[d]	1,917,374
Elsan SAS, Facility Term Loan B-5, 3 Month EURIBOR +3.35%	EUR	3.50	6/16/2028	2,000,000	[d]	2,064,144
eResearchTechnology, Inc., First Lien Initial Term Loan, 1 Month LIBOR +4.50%		9.13	2/4/2027	2,415,000	[d]	2,229,347
Financiere Mendel SASU, Term Loan, 3 Month EURIBOR +4.25%	EUR	6.45	4/12/2026	2,000,000	[d]	2,112,354
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		8.73	10/1/2027	6,071,843	[d]	5,863,882
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	5.74	10/31/2026	1,500,000	[d]	1,395,982
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	3/3/2028	1,500,000	[d]	1,486,486
LifePoint Health, Inc., First Lien Term Loan B, 3 Month LIBOR +3.75%		8.58	11/16/2025	4,666,572	[d]	4,475,056
Medline Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR +3.25%		7.88	10/21/2028	2,930,815	[d]	2,830,464
Midwest Physician Administrative Services LLC, First Lien Term Loan, 1 Month LIBOR +3.25%		5.50	3/12/2028	2,000,000	[d]	1,898,120
Nidda Healthcare Holding GmbH, Term Loan F, 6 Month EURIBOR +3.50%	EUR	3.50	8/21/2026	1,500,000	[d]	1,517,733
Organon & Co., Euro Term Loan, 3 Month EURIBOR +3.00%	EUR	4.98	6/2/2028	1,995,610	[d]	2,087,032
Organon & Co., Senior Secured Dollar Term Loan, 3 Month LIBOR +3.00%		7.75	6/2/2028	2,000,000	[d]	1,984,220
PetVet Care Centers LLC, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		8.13	2/15/2025	1,243,882	[d]	1,190,084
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		10.88	2/15/2026	1,488,652	[d]	1,341,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Health Care - 8.7% (continued)
Phoenix Newco, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.25%		7.88	11/15/2028	2,841,503	[d]	2,786,804
Radiology Partners, Inc., Replacement Term Loan B, 1 Month LIBOR +4.25%		8.88	7/9/2025	1,730,000	[d]	1,486,598
Sharp Services LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.73	1/20/2029	3,907,799	[d]	3,819,873
Sotera Health Holdings LLC, Term Loan, 1 Month LIBOR +3.75%		4.25	12/11/2026	1,665,000	[d]	1,631,700
Sotera Health Holdings LLC, Term Loan, 3 Month LIBOR +2.75%		7.58	12/11/2026	3,359,529	[d]	3,239,006
Surgery Center Holdings, Inc., 2021 New Term Loan, 1 Month LIBOR +3.75%		8.21	8/31/2026	4,753,149	[d]	4,726,412
US Anesthesia Partners, Inc., Initial Term Loan, 1 Month LIBOR +4.25%		8.82	10/1/2028	1,566,035	[d]	1,505,947
WCG Purchaser Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.95	1/8/2027	4,312,552	[d]	4,123,878
					65,741,295
Industrial - 2.8%
Brown Group Holding LLC, Incremental Facility Term Loan B-2, 1-3 Month Term SOFR +3.75%		8.40	7/1/2029	3,150,708	[d]	3,155,308
Emerald Expo Holdings, Inc., Refinancing Term Loan, 3 Month LIBOR +2.50%		2.75	5/22/2024	2,000,000	[d]	1,975,830
Innio Group Holding GmbH, Facility Term Loan B, 6 Month EURIBOR +3.00%	EUR	4.73	11/6/2025	2,250,000	[d]	2,308,014
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		7.88	6/22/2028	2,604,396	[d]	2,520,977
Pro Mach Group, Inc., Initial Term Loan, 1 Month LIBOR +4.00%		8.63	8/31/2028	4,132,230	[d]	4,125,516
Titan Acquisition Ltd., Initial Term Loan, 3 Month LIBOR +3.00%		8.15	3/28/2025	1,954,035	[d]	1,878,189
TK Elevator Midco GmbH, Repriced Euro Term Loan, 6 Month EURIBOR +3.63%	EUR	6.57	7/31/2027	2,000,000	[d]	2,075,980
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		8.73	3/8/2025	2,952,750	[d]	2,657,475
					20,697,289

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Information Technology - 12.3%
AppLovin Corp., Initial Term Loan, 3 Month Term SOFR +3.45%	8.04	8/15/2025	3,000,000	[d]	2,987,685
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR +3.50%	8.12	12/10/2028	2,528,007	[d]	2,381,066
AthenaHealth Group, Inc., Initial Delayed Draw Term Loan, 3 Month Term SOFR +3.50%	3.50	2/15/2029	578,410	[d,f]	536,716
AthenaHealth Group, Inc., Initial Term Loan, 1 Month Term SOFR +3.50%	8.06	2/15/2029	4,950,214	[d]	4,593,378
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%	8.38	10/2/2025	4,593,044	[d]	4,543,830
CCC Intelligent Solutions, Initial Term Loan, 1 Month LIBOR +2.25%	6.88	9/21/2028	3,482,412	[d]	3,456,294
Central Parent, Inc., Initial Term Loan, 3 Month Term SOFR +4.50%	9.08	7/6/2029	4,194,337	[d]	4,187,144
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%	8.88	12/16/2025	2,063,564	[d]	2,007,250
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR +3.25%	7.87	2/8/2026	3,187,827	[d]	3,184,401
ECL Entertainment LLC, Term Loan B, 1 Month Term SOFR +7.50%	12.23	4/30/2028	2,069,476	[d]	2,080,475
Epicor Software Corp., Term Loan C, 1 Month LIBOR +3.25%	7.82	7/30/2027	3,000,000	[d]	2,944,170
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%	8.63	12/17/2028	4,566,583	[d]	4,279,277
Genesys Cloud Services, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	8.63	12/1/2027	3,244,015	[d]	3,222,296
Grab Holdings, Inc., Initial Term Loan, 1 Month LIBOR +4.50%	9.14	1/29/2026	844,209	[d]	844,209
Hyland Software, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	8.13	7/1/2024	5,147,789	[d]	5,141,715
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, 1 Month LIBOR +6.25%	10.88	7/10/2025	1,605,000	[d]	1,547,966
Idera, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.75%	8.51	3/2/2028	3,500,000	[d]	3,392,077
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	8.34	10/15/2028	3,115,025	[d]	2,958,916
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%	11.13	10/15/2029	784,615	[d]	671,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Information Technology - 12.3% (continued)
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%	9.53	5/2/2029	2,967,562	[d]	2,860,730
Open Text Corp., Term Loan, 1 Month Term SOFR +3.60%	8.22	1/31/2030	3,910,000	[d]	3,909,707
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%	8.73	6/4/2028	4,676,551	[d]	4,339,441
Quest Software, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.25%	9.08	2/1/2029	5,043,273	[d]	4,358,951
RealPage, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.00%	7.57	4/22/2028	2,000,000	[d]	1,940,880
Roper Industrial Product, Initial Dollar Term Loan, 3 Month Term SOFR +4.50%	8.93	11/22/2029	5,113,846	[d]	5,056,315
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, 1 Month Term SOFR +4.00%	8.62	2/5/2027	3,417,832	[d]	3,414,363
Sophia LP, Term Loan B, 3 Month LIBOR +3.50%	8.23	10/7/2027	1,150,000	[d]	1,134,429
Thoughtworks, Inc., Initial Term Loan, 1 Month LIBOR +2.50%	7.13	3/26/2028	2,771,830	[d]	2,768,129
UKG, Inc., 2021 Second Lien Incremental Term Loan, 3 Month LIBOR +5.25%	10.03	5/3/2027	1,430,000	[d]	1,397,525
UKG, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.75%	8.58	5/3/2026	6,730,920	[d]	6,653,817
				92,794,492
Insurance - 4.8%
Acrisure LLC, 2020 Term Loan B, 1 Month LIBOR +3.50%	3.50	2/15/2027	1,000,000	[d]	958,125
Acrisure LLC, 2022 Additional Term Loan, 3 Month Term SOFR +5.75%	10.45	2/15/2027	3,860,000	[d]	3,869,650
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	8.09	11/6/2027	3,228,115	[d]	3,195,220
Alliant Holdings Intermediate LLC, Term Loan B-5, 1 Month Term SOFR +3.50%	8.06	2/13/2027	2,227,450	[d]	2,202,914
AssuredPartners, Inc., 2022-2 Term Loan, 1 Month Term SOFR +4.25%	8.87	2/13/2027	2,992,500	[d]	2,990,630
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%	9.88	1/20/2029	3,004,663	[d]	2,573,494
Asurion LLC, New Term Loan B-8, 1 Month LIBOR +3.25%	7.88	12/23/2026	4,769,111	[d]	4,548,539

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Insurance - 4.8% (continued)
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	9.88	2/3/2028	5,217,585	[d]	4,468,862
Mayfield Agency Borrower, Term Loan B, 1 Month Term SOFR +5.00%	5.00	2/14/2028	4,301,796	[d]	4,210,383
OneDigital Borrower LLC, 2021 Term Loan B, 1 Month Term SOFR +4.35%	8.97	11/16/2027	3,860,001	[d]	3,715,251
Sedgwick CMS, Inc., Term Loan B, 1 Month Term SOFR +3.75%	3.75	2/17/2028	2,236,949	[d]	2,214,110
Sedgwick CMS, Inc., Term Loan, 1 Month LIBOR +3.25%	7.82	12/31/2025	959,193	[d]	958,795
				35,905,973
Internet Software & Services - 3.6%
CNT Holdings I Corp., First Lien Initial Term Loan, 3 Month Term SOFR +3.50%	8.13	11/8/2027	3,850,203	[d]	3,787,637
Endure Digital, Inc., Initial Term Loan, 1 Month LIBOR +3.50%	8.07	2/10/2028	1,809,051	[d]	1,683,774
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%	9.48	4/1/2028	2,500,000	[d]	2,353,125
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR +3.75%	8.38	9/15/2024	6,386,390	[d]	6,350,467
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1 Month LIBOR +3.75%	8.38	9/15/2024	1,266,819	[d]	1,259,775
MH Sub I LLC, Second Lien Term Loan, 1 Month LIBOR +6.25%	10.65	2/23/2029	1,670,000	[d]	1,550,319
NortonLifeLock, Inc., Tranche Term Loan B, 1 Month Term SOFR +2.10%	6.72	9/12/2029	2,796,748	[d]	2,771,521
Proofpoint, Inc., Initial Term Loan, 1 Month LIBOR +3.25%	7.88	8/31/2028	3,629,605	[d]	3,534,328
Weddingwire, Inc., Amendment No. 3 Term Loan, 1 Month Term SOFR +4.60%	9.22	12/21/2025	3,680,439	[d]	3,680,439
				26,971,385
Materials - 3.8%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%	8.40	3/11/2028	1,775,188	[d]	1,743,013
Charter Next Generation, 2021 Refinancing Term Loan, 1 Month Term SOFR +3.75%	8.48	12/1/2027	2,174,309	[d]	2,142,553
Clydesdale Acquisition, Term Loan B, 1 Month Term SOFR +4.18%	8.89	4/13/2029	3,967,182	[d]	3,919,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Materials - 3.8% (continued)
Grinding Media, Inc., First Lien Initial Term Loan, 6 Month LIBOR +4.00%		8.23	10/12/2028	3,671,000	[d]	3,469,095
Kouti BV, Term Loan, 3 Month EURIBOR +3.18%	EUR	5.87	8/31/2028	1,359,000	[d]	1,361,950
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR +5.00%		9.63	10/29/2028	4,306,500	[d]	4,213,480
MAR Bidco Sarl, USD Facility Term Loan B, 3 Month LIBOR +4.30%		9.03	6/28/2028	3,096,285	[d]	2,879,545
Mauser Packaging Solutions, Initial Term Loan, 3 Month Term SOFR +4.00%		8.56	8/10/2026	2,580,689	[d]	2,562,947
Proampac PG Borrower LLC, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%		8.38	11/3/2025	4,964,392	[d]	4,898,217
Valcour Packaging LLC, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		11.23	9/30/2029	1,720,000	[d]	1,204,000
					28,394,554
Media - 3.6%
Altice Financing SA, 2022 Dollar Term Loan, 3 Month Term SOFR +5.00%		9.57	10/31/2027	4,000,000	[d]	3,995,000
Cengage Learning, Inc., 2021 Refinancing Term Loan, 6 Month LIBOR +4.75%		9.88	7/14/2026	2,365,000	[d]	2,242,174
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%		6.84	7/17/2025	2,444,745	[d]	2,366,636
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		9.63	8/2/2027	3,807,388	[d]	3,713,288
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR +3.00%		7.63	5/1/2026	3,990,000	[d]	3,873,113
Sinclair Television Group, Term Loan B-2, 1 Month LIBOR +2.50%		7.14	9/30/2026	3,034,526	[d]	2,947,283
United Talent Agency LLC, Term Loan B-1, 1 Month Term SOFR +4.00%		4.75	7/7/2028	3,000,000	[d]	2,981,250
UPC Broadband Holding BV, Facility Term Loan AY, 1 Month EURIBOR +2.93%	EUR	5.33	1/31/2029	2,000,000	[d]	2,083,140
Virgin Media SFA Finance, Facility Term Loan O, 1 Month EURIBOR +2.50%	EUR	4.90	1/31/2029	2,500,000	[d]	2,577,734
					26,779,618

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Metals & Mining - .3%
American Rock Salt Co., LLC, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		8.63	6/11/2028	2,500,000	[d]	2,420,825
Municipal Securities - .2%
Lakeshore Intermediate LLC, Initial Term Loan, 1 Month LIBOR +3.50%		8.23	10/1/2028	1,880,000	[d]	1,861,200
Real Estate - .7%
Blackstone Mortgage Trust, Term Loan, 1 Month Term SOFR +3.50%		8.12	5/9/2029	2,992,481	[d]	2,940,113
Starwood Property Mortgage, Initial Term Loan, 1 Month Term SOFR +3.25%		7.87	11/18/2027	2,000,000	[d]	1,990,620
					4,930,733
Retailing - 1.5%
Great Outdoors Group LLC, Term Loan B-2, 1 Month LIBOR +3.75%		8.38	3/5/2028	1,667,989	[d]	1,646,614
IRB Holding Corp., Term Loan B-3, 1 Month Term SOFR +3.00%		3.75	12/15/2027	2,500,000	[d]	2,470,762
RH, Initial Term Loan, 1 Month LIBOR +2.50%		7.07	10/20/2028	2,493,687	[d]	2,401,109
Staples, Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		9.81	4/12/2026	4,912,029	[d]	4,565,559
					11,084,044
Semiconductors & Semiconductor Equipment - .6%
MKS Instruments, Inc., Term Loan B, 1 Month Term SOFR +2.75%		7.36	8/17/2029	1,820,845	[d]	1,810,411
Natel Engineering Co., Inc., Initial Term Loan, 3 Month LIBOR +6.25%		10.42	4/30/2026	2,965,458	[d]	2,661,498
					4,471,909
Technology Hardware & Equipment - 2.9%
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month Term SOFR +4.51%		9.40	5/25/2028	2,485,201	[d]	2,186,095
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month LIBOR +4.51%		9.40	5/25/2028	505,465	[d]	444,629
Marnix SAS, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	5.34	11/19/2026	2,500,000	[d]	2,559,515
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.85%		8.42	3/1/2029	3,204,100	[d]	3,010,653
Optiv Security, Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.25%		5.73	2/1/2024	3,029,707	[d]	3,013,619

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Technology Hardware & Equipment - 2.9% (continued)
Peraton Corp., First Lien Term Loan B, 1 Month LIBOR +3.75%	8.38	2/1/2028	2,404,083	[d]	2,386,053
Perforce Software, Inc., Term Loan, 1 Month LIBOR +3.75%	3.83	7/1/2026	3,170,000	[d]	3,004,082
Sitel Worldwide Corp., Initial Dollar Term Loan, 1 Month LIBOR +3.75%	8.39	8/27/2028	2,962,041	[d]	2,956,487
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	8.36	8/20/2025	2,790,000	[d]	2,603,767
				22,164,900
Telecommunication Services - 4.6%
Altice France SA, USD Term Loan B-14, 2 Month Term SOFR +5.50%	10.17	8/31/2028	6,684,904	[d]	6,492,713
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	8.58	12/17/2027	4,897,110	[d]	4,827,228
Ciena Corp., 2023 Incremental Term Loan, 1 Month Term SOFR +2.50%	7.06	1/19/2030	2,000,000	[d]	2,000,000
CommScope, Inc., Initial Term Loan, 1 Month LIBOR +3.25%	7.88	4/4/2026	3,952,806	[d]	3,846,080
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	8.14	12/12/2026	1,854,177	[d]	1,825,901
Consolidated Communications, Inc., Term Loan B-1, 1 Month LIBOR +3.50%	8.13	10/2/2027	4,150,000	[d]	3,743,653
Frontier Communications Holdings LLC, New Term Loan B, 3 Month LIBOR +3.75%	8.50	10/8/2027	2,500,000	[d]	2,451,950
Intelsat Jackson Holdings SA, Term Loan B, 3 Month Term SOFR +4.50%	9.08	2/1/2029	2,750,000	[d]	2,723,146
Iridium Satellite LLC, Term Loan B-2, 1 Month Term SOFR +2.50%	7.22	11/4/2026	2,357,117	[d]	2,357,848
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR +3.00%	7.63	3/9/2027	5,500,000	[d]	4,591,757
				34,860,276
Transportation - .8%
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.35%	10.91	12/3/2026	2,809,535	[d]	2,683,106
Worldwide Express, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%	8.73	7/26/2028	3,113,691	[d]	3,006,160
				5,689,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.5% (continued)
Utilities - 1.4%
Compass Power Generation, Tranche Term Loan B-2, 1 Month Term SOFR +4.36%	8.93	4/14/2029	2,963,224	[d]	2,955,831
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	8.48	10/2/2025	3,335,498	[d]	3,044,943
Hamilton Projects Acquiror, Term Loan, 3 Month LIBOR +4.50%	9.23	6/26/2027	4,200,000	[d]	4,194,771
				10,195,545
Total Floating Rate Loan Interests (cost $672,604,423)			666,507,636
			Shares
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp. (cost $369,410)			34,850	[g]	54,366

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares iBoxx Investment Grade Corporate Bond ETF (cost $2,492,987)			22,630	[h]	2,396,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.9%
Registered Investment Companies - 7.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $59,173,510)	4.65	59,173,510	[i] 59,173,510
Total Investments (cost $795,077,401)		104.1%	783,528,275
Liabilities, Less Cash and Receivables		(4.1%)	(30,594,881)
Net Assets		100.0%	752,933,394

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities were valued at $51,710,449 or 6.87% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Non-income producing security.

h Security, or portion thereof, on loan. At February 28, 2023, the value of the fund’s securities on loan was $2,396,970 and the value of the collateral was $2,450,096, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	19.8
Technology	15.9
Communications	13.6
Industrial	12.3
Financial	12.0
Consumer, Cyclical	11.1
Investment Companies	8.2
Energy	4.0
Collateralized Loan Obligations	2.9
Basic Materials	2.1
Utilities	1.6
Diversified	.3
Government	.3
104.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2022	Purchases ($)†	Sales ($)	Value ($) 2/28/2023	Dividends/ Distributions ($)
Registered Investment Companies - 7.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 7.9%	76,316,181	220,502,303	(237,644,974)	59,173,510	949,063
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	3,281,960	8,236,599	(11,518,559)	-	13,693	††
Total - 7.9%	79,598,141	228,738,902	(249,163,533)	59,173,510	962,756

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets Inc.
United States Dollar	52,148,201	Euro	48,840,000	3/29/2023	397,566
Gross Unrealized Appreciation					397,566

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,396,970)—Note 1(c):
Unaffiliated issuers	735,903,891	724,354,765
Affiliated issuers	59,173,510	59,173,510
Cash		8,945,859
Cash denominated in foreign currency	1,055,859	1,045,697
Receivable for investment securities sold		67,481,016
Dividends, interest and securities lending income receivable		4,970,345
Receivable for shares of Common Stock subscribed		2,950,795
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		397,566
Prepaid expenses		61,130
		869,380,683
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		391,058
Payable for investment securities purchased		114,738,266
Payable for shares of Common Stock redeemed		1,116,919
Directors’ fees and expenses payable		26,818
Other accrued expenses		174,228
		116,447,289
Net Assets ($)		752,933,394
Composition of Net Assets ($):
Paid-in capital		891,703,647
Total distributable earnings (loss)		(138,770,253)
Net Assets ($)		752,933,394

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	13,409,636	928,874	113,498,195	625,096,689
Shares Outstanding	1,223,569	84,843	10,382,231	57,271,499
Net Asset Value Per Share ($)	10.96	10.95	10.93	10.91

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2023 (Unaudited)

Investment Income ($):
Income:
Interest	30,009,199
Dividends:
Unaffiliated issuers	32,709
Affiliated issuers	949,063
Income from securities lending—Note 1(c)	13,693
Total Income	31,004,664
Expenses:
Management fee—Note 3(a)	2,489,407
Loan commitment fees—Note 2	110,000
Professional fees	59,707
Shareholder servicing costs—Note 3(c)	54,188
Directors’ fees and expenses—Note 3(d)	51,802
Registration fees	49,484
Prospectus and shareholders’ reports	9,082
Chief Compliance Officer fees—Note 3(c)	7,875
Distribution fees—Note 3(b)	3,181
Custodian fees—Note 3(c)	3,000
Miscellaneous	31,222
Total Expenses	2,868,948
Less—reduction in expenses due to undertaking—Note 3(a)	(2,521)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,222)
Net Expenses	2,865,205
Net Investment Income	28,139,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(20,382,223)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,856,111)
Net Realized Gain (Loss)	(23,238,334)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	19,458,635
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	680,921
Net Change in Unrealized Appreciation (Depreciation)	20,139,556
Net Realized and Unrealized Gain (Loss) on Investments	(3,098,778)
Net Increase in Net Assets Resulting from Operations	25,040,681

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations ($):
Net investment income	28,139,459	35,056,086
Net realized gain (loss) on investments	(23,238,334)	(5,123,032)
Net change in unrealized appreciation (depreciation) on investments	20,139,556	(35,075,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,040,681	(5,142,547)
Distributions ($):
Distributions to shareholders:
Class A	(578,688)	(819,234)
Class C	(26,949)	(17,117)
Class I	(3,976,728)	(4,688,438)
Class Y	(23,707,247)	(28,028,547)
Total Distributions	(28,289,612)	(33,553,336)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	993,676	27,174,221
Class C	257,679	480,530
Class I	66,892,711	113,270,770
Class Y	115,637,911	309,371,386
Distributions reinvested:
Class A	518,963	728,789
Class C	24,224	14,263
Class I	3,947,959	4,661,076
Class Y	6,968,236	7,823,172
Cost of shares redeemed:
Class A	(8,353,048)	(23,440,252)
Class C	(119,503)	(155,781)
Class I	(100,351,508)	(73,601,212)
Class Y	(181,185,325)	(228,738,426)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(94,768,025)	137,588,536
Total Increase (Decrease) in Net Assets	(98,016,956)	98,892,653
Net Assets ($):
Beginning of Period	850,950,350	752,057,697
End of Period	752,933,394	850,950,350

	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Capital Share Transactions (Shares):
Class A
Shares sold	92,586	2,403,741
Shares issued for distributions reinvested	48,248	64,709
Shares redeemed	(773,505)	(2,099,084)
Net Increase (Decrease) in Shares Outstanding	(632,671)	369,366
Class C
Shares sold	23,957	43,124
Shares issued for distributions reinvested	2,253	1,277
Shares redeemed	(11,178)	(13,860)
Net Increase (Decrease) in Shares Outstanding	15,032	30,541
Class Ia
Shares sold	6,157,006	10,226,561
Shares issued for distributions reinvested	367,845	416,617
Shares redeemed	(9,325,593)	(6,616,713)
Net Increase (Decrease) in Shares Outstanding	(2,800,742)	4,026,465
Class Ya
Shares sold	10,750,077	27,738,624
Shares issued for distributions reinvested	650,681	699,502
Shares redeemed	(16,859,867)	(20,678,812)
Net Increase (Decrease) in Shares Outstanding	(5,459,109)	7,759,314

[a]

During the period ended February 28, 2023, 572,441 Class Y shares representing $6,165,010 were exchanged for 571,635 Class I shares and during the period ended August 31, 2022, 921,916 Class Y shares representing $10,317,186 were exchanged for 920,582 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2023	Year Ended August 31,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.97	11.50	11.16	11.64	12.07	12.13
Investment Operations:
Net investment income[a]	.38	.45	.46	.55	.65	.51
Net realized and unrealized gain (loss) on investments	(.01)	(.54)	.33	(.48)	(.47)	(.11)
Total from Investment Operations	.37	(.09)	.79	.07	.18	.40
Distributions:
Dividends from net investment income	(.38)	(.44)	(.45)	(.55)	(.61)	(.46)
Net asset value, end of period	10.96	10.97	11.50	11.16	11.64	12.07
Total Return (%)[b]	3.51[c]	(.83)	7.18	.69	1.59	3.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.06	1.10	1.19	1.12	.99
Ratio of net expenses to average net assets	1.03[d]	1.03	1.04	1.04	1.02	.99
Ratio of net investment income to average net assets	7.07[d]	4.05	4.01	4.74	5.26	4.19
Portfolio Turnover Rate	49.91[c]	59.58	81.57	93.27	86.44	91.78
Net Assets, end of period ($ x 1,000)	13,410	20,367	17,093	6,634	26,637	19,165

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	February 28, 2023	Year Ended August 31,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.96	11.49	11.15	11.63	12.06	12.11
Investment Operations:
Net investment income[a]	.34	.36	.36	.44	.54	.41
Net realized and unrealized gain (loss) on investments	(.01)	(.53)	.34	(.45)	(.45)	(.10)
Total from Investment Operations	.33	(.17)	.70	(.01)	.09	.31
Distributions:
Dividends from net investment income	(.34)	(.36)	(.36)	(.47)	(.52)	(.36)
Net asset value, end of period	10.95	10.96	11.49	11.15	11.63	12.06
Total Return (%)[b]	3.12[c]	(1.54)	6.36	(.05)	.82	2.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[d]	1.89	1.94	1.84	1.80	1.78
Ratio of net expenses to average net assets	1.78[d]	1.78	1.79	1.79	1.77	1.75
Ratio of net investment income to average net assets	6.32[d]	3.30	3.26	3.94	4.52	3.40
Portfolio Turnover Rate	49.91[c]	59.58	81.57	93.27	86.44	91.78
Net Assets, end of period ($ x 1,000)	929	765	451	808	1,745	2,166

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2023	Year Ended August 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.94	11.47	11.14	11.62	12.05	12.11
Investment Operations:
Net investment income[a]	.39	.48	.48	.54	.68	.54
Net realized and unrealized gain (loss) on investments	(.01)	(.54)	.33	(.44)	(.47)	(.10)
Total from Investment Operations	.38	(.06)	.81	.10	.21	.44
Distributions:
Dividends from net investment income	(.39)	(.47)	(.48)	(.58)	(.64)	(.50)
Net asset value, end of period	10.93	10.94	11.47	11.14	11.62	12.05
Total Return (%)	3.63[b]	(.56)	7.38	1.06	1.78	3.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[c]	.82	.86	.85	.82	.77
Ratio of net expenses to average net assets	.78[c]	.78	.79	.79	.77	.75
Ratio of net investment income to average net assets	7.32[c]	4.30	4.26	4.90	5.58	4.45
Portfolio Turnover Rate	49.91[b]	59.58	81.57	93.27	86.44	91.78
Net Assets, end of period ($ x 1,000)	113,498	144,274	105,019	70,716	89,078	18,280

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	February 28, 2023	Year Ended August 31,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	10.93	11.45	11.12	11.60	12.03	12.09
Investment Operations:
Net investment income[a]	.39	.49	.49	.55	.66	.54
Net realized and unrealized gain (loss) on investments	(.01)	(.54)	.32	(.44)	(.44)	(.10)
Total from Investment Operations	.38	(.05)	.81	.11	.22	.44
Distributions:
Dividends from net investment income	(.40)	(.47)	(.48)	(.59)	(.65)	(.50)
Net asset value, end of period	10.91	10.93	11.45	11.12	11.60	12.03
Total Return (%)	3.57[b]	(.45)	7.44	1.03	1.90	3.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.73	.75	.75	.73	.72
Ratio of net expenses to average net assets	.73[c]	.73	.75	.75	.73	.72
Ratio of net investment income to average net assets	7.36[c]	4.35	4.30	4.95	5.55	4.46
Portfolio Turnover Rate	49.91[b]	59.58	81.57	93.27	86.44	91.78
Net Assets, end of period ($ x 1,000)	625,097	685,544	629,495	578,055	790,351	1,121,392

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Fund IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Adviser has engaged Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, 9 West 57th Street, Suite 4920, New York, NY 10019, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser was founded in 2002 and, together with Alcentra Limited, managed more than $36 billion in assets as of December 31, 2022. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the

Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	21,957,158	-	21,957,158
Corporate Bonds	-	33,438,635	-	33,438,635
Equity Securities - Common Stocks	54,366	-	-	54,366
Exchange-Traded Funds	2,396,970	-	-	2,396,970
Floating Rate Loan Interests	-	666,507,636	-	666,507,636
Investment Companies	59,173,510	-	-	59,173,510
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	397,566	-	397,566

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2023, BNY Mellon earned $1,867 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Floating Rate Loan Risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

Collateralized Debt Obligations (“CDO”) Risk: The risks of an investment in a CDO, including a Collateralized Bank Obligations or collateralized loan obligations (“CLO”), depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On February 28, 2023, the Board declared a cash dividend of $.062, $.055, $.064 and $.064 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on March 1, 2023, to shareholders of record as of the close of business on February 28, 2023. The ex-dividend date was March 1, 2023.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $110,742,494 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2022. The fund has

$25,246,834 of short-term capital losses and $85,495,660 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2022 was as follows: ordinary income $33,553,336. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2021, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2022 through December 30, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the fund’s average daily net assets. On or after December 30, 2023, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,521 during the period ended February 28, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended February 28, 2023, the Distributor retained $187 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2023, Class C shares were charged $3,181 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2023, Class A and Class C shares were charged $20,188 and $1,060, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2023, the fund was charged $5,156 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,222.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2023, the fund was charged $3,000 pursuant to the custody agreement.

During the period ended February 28, 2023, the fund was charged $7,875 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $378,831, Distribution Plan fees of $535, Shareholder Services Plan fees of $2,844, Custodian fees of $4,000, Chief Compliance Officer fees of $2,573 and Transfer Agent fees of $2,275.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2023, amounted to $367,969,860 and $447,264,386, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2023, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each type of derivative instrument that was held by the fund during the period ended February 28, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2023 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 28, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	397,566	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	397,566	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	397,566	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2023:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Citigroup Global Markets Inc.	397,566		-	(397,566)		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2023:

Average Market Value ($)
Forward contracts	64,178,944

At February 28, 2023, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $11,151,560, consisting of $6,412,735 gross unrealized appreciation and $17,564,295 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

BNY Mellon Floating Rate Income Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6240SA0223

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: April 19, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: April 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)